Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Pensions and Other Post-Employment Benefits
Schedule of defined benefit plans

	2020				2019
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States(1)	(17 379)	20 328	(1 125)	1 824	(18 774)	21 023	(975)	1 274
Germany	(2 847)	1 244	–	(1 603)	(2 808)	1 232	–	(1 576)
United Kingdom	(1 231)	1 716	–	485	(1 147)	1 612	–	465
Other	(2 044)	2 400	(70)	286	(2 051)	2 430	(55)	324
Total	(23 501)	25 688	(1 195)	992	(24 780)	26 297	(1 030)	487
(1)	The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

Schedule of movements in the defined benefit obligation

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension(1)	Opeb	pension	Total
As of January 1	(16 449)	(2 325)	(6 006)	(24 780)	(16 086)	(2 384)	(5 609)	(24 079)
Current service cost	(118)	–	(93)	(211)	(66)	–	(87)	(153)
Interest expense	(375)	(54)	(83)	(512)	(553)	(79)	(121)	(753)
Past service cost(2)	(55)	89	29	63	(46)	167	19	140
Settlements	–	–	10	10	–	–	149	149
Total	(548)	35	(137)	(650)	(665)	88	(40)	(617)
Remeasurements:
Gain/(loss) from change in demographic assumptions	202	20	66	288	759	49	5	813
(Loss)/gain from change in financial assumptions	(1 427)	(203)	(377)	(2 007)	(1 677)	(231)	(483)	(2 391)
Experience gain/(loss)	30	85	(15)	100	37	39	(5)	71
Total	(1 195)	(98)	(326)	(1 619)	(881)	(143)	(483)	(1 507)
Translation differences	1 451	196	125	1 772	(335)	(53)	(92)	(480)
Contributions from plan participants	–	(92)	(29)	(121)	–	(105)	(25)	(130)
Benefits paid	1 401	260	245	1 906	1 518	284	242	2 044
Other	–	(15)	6	(9)	–	(12)	1	(11)
Total	2 852	349	347	3 548	1 183	114	126	1 423
As of December 31	(15 340)	(2 039)	(6 122)	(23 501)	(16 449)	(2 325)	(6 006)	(24 780)
(1)

The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for opening balance of 2019 by EUR 124 million and for ending balance of 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

(2)

Consists of curtailment due to global restructuring, special termination benefits for certain US employees and extension of US retiree healthcare benefits related to US union negotiations for formerly represented employees.

Present value of obligations includes EUR 16 959 million (EUR 17 899 million in 2019) of wholly funded obligations, EUR 5 412 million (EUR 5 660 million in 2019) of partly funded obligations and EUR 1 130 million (EUR 1 221 million in 2019) of unfunded obligations.

The movements in the fair value of plan assets for the years ended December 31:

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension (1)	Opeb	pension	Total
As of January 1	20 560	464	5 273	26 297	19 343	397	4 863	24 603
Interest income	480	8	77	565	674	11	108	793
Administrative expenses and interest on asset ceiling	(19)	–	(7)	(26)	(18)	–	(7)	(25)
Settlements	–	–	(15)	(15)	–	–	(158)	(158)
Total	461	8	55	524	656	11	(57)	610
Remeasurements:
Return on plan assets, excluding amounts included in interest income	2 227	16	233	2 476	1 834	43	414	2 291
Total	2 227	16	233	2 476	1 834	43	414	2 291
Translation differences	(1 832)	(41)	(139)	(2 012)	386	9	111	506
Contributions:
Employers	26	6	67	99	27	14	57	98
Plan participants	–	92	29	121	–	105	25	130
Benefits paid	(1 401)	(260)	(152)	(1 813)	(1 518)	(284)	(139)	(1 941)
Section 420 Transfer(2)	(160)	160	–	–	(169)	169	–	–
Other	(12)	14	(6)	(4)	1	–	(1)	–
Total	(3 379)	(29)	(201)	(3 609)	(1 273)	13	53	(1 207)
As of December 31	19 869	459	5 360	25 688	20 560	464	5 273	26 297

(1) The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for opening balance of 2019 by EUR 124 million and for ending balance of 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

(2) Section 420 Transfer. Refer to ‘Future cash flows’ section below.

The movements in the impact of the asset ceiling limitation for the years ended December 31:

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(975)	–	(55)	(1 030)	(573)	–	(54)	(627)
Interest expense	(27)	–	–	(27)	(24)	–	–	(24)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	(216)	–	(17)	(233)	(370)	–	–	(370)
Translation differences	93	–	2	95	(8)	–	(1)	(9)
As of December 31	(1 125)	–	(70)	(1 195)	(975)	–	(55)	(1 030)

Schedule of net balances

	2020				2019
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of December 31	3 404	(1 580)	(832)	992	3 136	(1 861)	(788)	487

Schedule of recognized in the income statement

EURm	2020	2019	2018
Current service cost(1)	211	153	163
Past service cost(1)	(63)	(140)	52
Net Interest(2)	–	9	15
Settlements(1)	5	9	–
Other	–	–	4
Total	153	31	234

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in financial expenses within the consolidated income statement.

Schedule of recognized in comprehensive income

EURm	2020	2019	2018
Return on plan assets, excluding amounts included in interest income	2 476	2 291	(987)
Gain from change in demographic assumptions	288	813	80
(Loss)/gain from change in financial assumptions	(2 007)	(2 391)	1 298
Experience gain	100	71	79
Change in asset ceiling, excluding amounts included in interest expense	(233)	(370)	(82)
Total	624	414	388

Schedule of actuarial assumptions

	2020	2019	2020
	Discount rate %		Mortality table
United States	1.9	2.8	Pri–2012 w/MP–2020 mortality projection scale
Germany	0.4	0.8	Heubeck 2018G
United Kingdom(1)	1.3	1.9	CMI 2019
Total weighted average for all countries	1.7	2.5

(1)   Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2020	2019
Discount rate for determining present values	1.7	2.5
Annual rate of increase in future compensation levels	1.9	1.9
Pension growth rate	0.3	0.3
Inflation rate	1.8	1.9
Healthcare costs trend rate assumed for next year(1)	4.9	6.1
Healthcare cost trend rate assumed for next year (excluding post-employment dental benefits)(1)	5.0	6.2
Terminal growth rate(1)	4.4	4.4
Year that the rate reaches the terminal growth value(1)	2028	2028
Weighted average duration of defined benefit obligations	11 yrs	10 yrs.

(1)Actuarial assumptions used for determining the defined benefit obligation - United States

Schedule of sensitivity analysis

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

		Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption	EURm	EURm
Discount rate for determining present values	1.0%	2 240	(2 749)
Annual rate of increase in future compensation levels	1.0%	(127)	111
Pension growth rate	1.0%	(551)	438
Inflation rate	1.0%	(596)	501
Healthcare cost trend rate	1.0%	(20)	19
Life expectancy	1 year	(978)	908

(1)   Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2020				2019
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities(1)	1 198	110	1 308	5	1 039	114	1 153	4
Fixed income securities(1)	18 666	139	18 805	73	19 294	133	19 427	74
Insurance contracts	–	793	793	3	–	841	841	3
Real estate(1)	101	1 094	1 195	5	103	1 095	1 198	5
Short-term investments(1)(2)	738	173	911	4	902	75	977	4
Private equity and other	130	2 546	2 676	10	131	2 570	2 701	10
Total	20 833	4 855	25 688	100	21 469	4 828	26 297	100
(1)

The comparative amounts for 2019 have been changed to reflect a revised classification within one pension trust as follows: quoted equity securities increased by EUR 76 million, unquoted equity securities increased by EUR 114 million, unquoted fixed income securities increased by EUR 20 million, quoted real estate increased by EUR 103 million, unquoted real estate decreased by EUR 340 million and quoted short-term investments increased by EUR 27 million.

(2)	The comparative amounts for defined benefit obligation and fair value of plan assets have been changed for 2019 by EUR 117 million to reflect the December benefit payments paid out in January.

Schedule of expected benefit payments

	Direct benefit payments
	US Pension			US Opeb		Other countries	Total
				Formerly union	Non-union
EURm	Management	Occupational	Supplemental plans	represented	represented
2021	1 061	264	23	111	50	288	1 797
2022	941	224	23	101	51	272	1 612
2023	900	212	22	87	52	329	1 602
2024	860	199	22	73	52	283	1 489
2025	819	187	21	63	53	290	1 433
2026-2030	3 526	761	97	298	269	1 489	6 440

United States
Pensions and Other Post-Employment Benefits
Schedule of Investment strategies

	Pension target	Percentage of	Opeb	Percentage of post-
%	allocation range	plan assets	target allocation	employment plan assets
Equity securities	0 - 6	3	47	47
Fixed income securities	77 - 87	80	15	15
Real estate	4 - 8	5	–	–
Short-term investments	–	–	38	38
Private equity and other	6 - 13	12	–	–
Total	100	100	100	100